Revenue Recognition - Capitalized Service Contract Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Contract Cost [Roll Forward]
Capitalized costs, beginning balance	$ 107,236	$ 42,314	$ 35,565
Royalties and sales commissions – additions	68,938	43,273	18,984
Revenue share and cost per acquisition fees – additions	98,747	52,193	6,284
Amortization of capitalized costs	(71,850)	(30,544)	(18,519)
Capitalized costs, ending balance	$ 203,071	$ 107,236	$ 42,314